UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, July 3, 2007

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $159,966 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      4197   48355 SH       SOLE                 47905             450
ABBOTT LABS                    COM                002824100      5528  103236 SH       SOLE                102386             850
AFLAC INC                      COM                001055102      5376  104600 SH       SOLE                103585            1015
APACHE CORP                    COM                037411105      4031   49405 SH       SOLE                 48915             490
AUTOMATIC DATA PROCESSING IN   COM                053015103      4965  102430 SH       SOLE                101400            1030
BCE INC                        COM NEW            05534B760      5180  137082 SH       SOLE                136043            1039
BP PLC                         SPONSORED ADR      055622104       316    4380 SH       SOLE                  4380               0
COCA COLA CO                   COM                191216100      4420   84495 SH       SOLE                 83810             685
CONOCOPHILLIPS                 COM                20825C104      6222   79261 SH       SOLE                 78594             667
DENTSPLY INTL INC NEW          COM                249030107      6333  165521 SH       SOLE                163921            1600
DEVON ENERGY CORP NEW          COM                25179M103      4259   54406 SH       SOLE                 53876             530
DIAGEO P L C                   SPON ADR NEW       25243Q205      4597   55181 SH       SOLE                 54761             420
DOW CHEM CO                    COM                260543103      3932   88910 SH       SOLE                 88105             805
ENCANA CORP                    COM                292505104      3950   64284 SH       SOLE                 63664             620
EQUITABLE RES INC              COM                294549100     10417  210186 SH       SOLE                208206            1980
GENERAL ELECTRIC CO            COM                369604103       226    5900 SH       SOLE                  5900               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      4869   92970 SH       SOLE                 92150             820
JOHNSON & JOHNSON              COM                478160104      4890   79356 SH       SOLE                 78641             715
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      3171   40525 SH       SOLE                 40135             390
LINEAR TECHNOLOGY CORP         COM                535678106      4488  124035 SH       SOLE                123055             980
ISHARES INC                    MSCI JAPAN         464286848     13300  916592 SH       SOLE                908332            8260
MYLAN LABS INC                 COM                628530107      3987  219160 SH       SOLE                216820            2340
NEWMONT MINING CORP            COM                651639106       381    9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108      5527   85228 SH       SOLE                 84388             840
PROVIDENT ENERGY TR            TR UNIT            74386K104       268   22500 SH       SOLE                 22500               0
SIGMA ALDRICH CORP             COM                826552101      6463  151460 SH       SOLE                149990            1470
SYMANTEC CORP                  COM                871503108      4801  237695 SH       SOLE                235395            2300
SOUTHERN CO                    COM                842587107      3631  105886 SH       SOLE                104966             920
UNITED PARCEL SERVICE INC      CL B               911312106      4877   66810 SH       SOLE                 66190             620
UNITEDHEALTH GROUP INC         COM                91324P102      4967   97130 SH       SOLE                 96180             950
VARIAN MED SYS INC             COM                92220P105      4636  109060 SH       SOLE                107985            1075
WALGREEN CO                    COM                931422109      4815  110579 SH       SOLE                109429            1150
WASTE MGMT INC DEL             COM                94106L109      4261  109120 SH       SOLE                108150             970
WATERS CORP                    COM                941848103      6685  112625 SH       SOLE                111480            1145